Summary of Significant Accounting Policies (Details)	3 Months Ended	4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Jan. 11, 2021 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred offering costs	$ 407,934	$ 309,175	$ 407,934		$ 309,175
Common stock shares subject to forfeiture (in Shares) | shares		750,000			750,000
Federal depository insurance coverage		$ 250,000	250,000
Deferred tax asset	$ 902,585		$ 902,585
Effective tax rate differs from the statutory tax rate percentage	21.00%		21.00%
Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred offering costs							$ 12,301,684
Manscaped Holdings, LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Lease amount					$ 800,000
Letter of credit					300,000
Restricted cash balance		800,000			$ 800,000
Property and equipment estimated useful life					5 years
Operating and reportable segment					1
Revenue recognition allowances		$ 1,000,000			$ 1,000,000	$ 200,000
Advertising expenses			$ 74,000,000	$ 57,700,000	82,600,000	33,100,000
Cost of Sales [Member] | Manscaped Holdings, LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shipping and handling cost			$ 21,900,000	$ 17,400,000	$ 25,700,000	$ 7,900,000
Retail Customer One [Member] | Manscaped Holdings, LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage			58.00%		74.00%	90.00%
Retail Customer Two [Member] | Manscaped Holdings, LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage			21.00%		23.00%
Supplier One [Member] | Manscaped Holdings, LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage			10.00%	10.00%	10.00%	10.00%
Accounts receivable			$ 31,100,000	$ 23,300,000	$ 32,000,000	$ 10,200,000
Accounts receivable percentage			70.00%	66.00%	69.00%	45.00%
Retail Customer Three [Member] | Manscaped Holdings, LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage			14.00%
Class B Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares subject to forfeiture (in Shares) | shares		750,000			750,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants are exercisable to purchase of share (in Shares) | shares	18,100,000		18,100,000
Retail Accounts Receivable [Member] | Manscaped Holdings, LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable			$ 8,400,000		$ 4,100,000	$ 1,200,000
United States [Member] | Manscaped Holdings, LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage			10.00%	10.00%	10.00%	10.00%